Victory RS Growth Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Russell 1000® Growth Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	18.56%	15.32%	18.13%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	11.36%	11.60%	14.31%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	10.03%	10.30%	12.40%
Class A | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.66%	8.94%	11.24%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	16.16%	11.98%	14.23% [1]
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	18.46%	13.22%	15.30%

[1]	Class C shares of the Fund will convert automatically into Class A shares in the month following the eight-year anniversary date of the purchase of the Class C shares. The 10-Year performance for Class C shares reflects the conversion to Class A shares after the first eight years of performance.